Offsetting of Financial Assets and Liabilities - Summary of Offsetting of Financial Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	¥ 22,184,676	¥ 15,344,537
Financial assets, Gross amounts offset in statement of financial position	(2,158,879)	(1,615,969)
Financial assets, Net amounts presented in statement of financial position	20,025,797	13,728,568
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(17,025,154)	(12,042,167)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(692,856)	(316,886)
Financial assets, Net amounts	2,307,787	1,369,515
Financial liabilities, Gross amounts of recognized financial assets and liabilities	23,329,942	17,647,919
Financial liabilities, Gross amounts offset in statement of financial position	(2,318,959)	(1,708,897)
Financial liabilities, Net amounts presented in statement of financial position	21,010,983	15,939,022
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(18,871,322)	(14,689,071)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(808,797)	(472,156)
Financial liabilities, Net amounts	1,330,864	777,795
Repurchase agreements and cash collateral on securities lent [Member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	16,817,297	14,003,938
Financial liabilities, Gross amounts offset in statement of financial position	(1,361,515)	(1,116,689)
Financial liabilities, Net amounts presented in statement of financial position	15,455,782	12,887,249
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(15,451,371)	(12,885,505)
Financial liabilities, Net amounts	4,411	1,744
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	6,512,645	3,643,981
Financial liabilities, Gross amounts offset in statement of financial position	(957,444)	(592,208)
Financial liabilities, Net amounts presented in statement of financial position	5,555,201	3,051,773
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(3,419,951)	(1,803,566)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(808,797)	(472,156)
Financial liabilities, Net amounts	1,326,453	776,051
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	15,107,511	11,462,683
Financial assets, Gross amounts offset in statement of financial position	(1,361,515)	(1,116,689)
Financial assets, Net amounts presented in statement of financial position	13,745,996	10,345,994
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(13,585,714)	(10,243,455)
Financial assets, Net amounts	160,282	102,539
Derivative financial assets [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	7,077,165	3,881,854
Financial assets, Gross amounts offset in statement of financial position	(797,364)	(499,280)
Financial assets, Net amounts presented in statement of financial position	6,279,801	3,382,574
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(3,439,440)	(1,798,712)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(692,856)	(316,886)
Financial assets, Net amounts	¥ 2,147,505	¥ 1,266,976